Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, plant and equipment.
Schedule of detailed information about property, plant and equipment

				Right-of-use
			Furniture	assets
	Vessels	Dry docking	and fixtures	(Vessels)	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
At 30 June 2025
Cost	3,069,884	81,066	1,102	311,221	3,463,273
Accumulated depreciation and impairment charge	(653,445)	(37,990)	(782)	(213,416)	(905,633)
Net book value	2,416,439	43,076	320	97,805	2,557,640

				Right-of-use
			Furniture	assets
	Vessels	Dry docking	and fixtures	(Vessels)	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
At 31 December 2024
Cost	2,936,835	63,116	1,102	470,514	3,471,567
Accumulated depreciation and impairment charge	(583,545)	(34,585)	(748)	(254,242)	(873,120)
Net book value	2,353,290	28,531	354	216,272	2,598,447